Leases (Details 5) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current
Lease liability	€ 7,651	€ 411
Current
Lease liability (note 17)	671	389
Balance at period end	€ 8,322	€ 800